Capital disclosures and net debt - Disclosure of reconciliation of liabilities arising from financing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	$ 46,944
Hedge accounted derivatives at beginning of year	3,673
Lease liabilities	8,549
Liabilities arising from financing activities at beginning of year	60,847	$ 70,518
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	166	(423)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	245	(13,037)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(676)	1,329
Increase through new leases, liabilities arising from financing activities	4,966	2,388
Increase (decrease) through other changes, liabilities arising from financing activities	535	72
Finance debt at end of year	51,954	46,944
Hedge accounted derivatives at end of year	1,988	3,673
Lease liabilities	11,121	8,549
Liabilities arising from financing activities at beginning of year	66,083	60,847
Borrowings
Disclosure of detailed information about hedges [line items]
Finance debt at beginning of year	46,944	61,176
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	33	(164)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	3,040	(10,855)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	1,389	(3,694)
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	548	481
Finance debt at end of year	51,954	46,944
Borrowings | TravelCenters of America [Member]
Disclosure of detailed information about hedges [line items]
Increase (decrease) through other changes, liabilities arising from financing activities	545
Borrowings | Archaea Energy Inc.
Disclosure of detailed information about hedges [line items]
Increase (decrease) through other changes, liabilities arising from financing activities		1,044
Currency derivatives
Disclosure of detailed information about hedges [line items]
Hedge accounted derivatives at beginning of year	5,312	481
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	0	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(213)	(192)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(2,065)	5,023
Increase through new leases, liabilities arising from financing activities	0	0
Increase (decrease) through other changes, liabilities arising from financing activities	(56)	0
Hedge accounted derivatives at end of year	2,978	5,312
Lease liabilities
Disclosure of detailed information about hedges [line items]
Lease liabilities	8,549	8,611
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	132	(260)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(2,560)	(1,961)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	4,956	2,367
Increase (decrease) through other changes, liabilities arising from financing activities	44	(208)
Lease liabilities	11,121	8,549
Net partner payable for leases entered into on behalf of joint operations
Disclosure of detailed information about hedges [line items]
Net partner (receivable) payable for joint operation leases at beginning of year	42	250
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	1	1
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(22)	(29)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Increase through new leases, liabilities arising from financing activities	10	21
Increase (decrease) through other changes, liabilities arising from financing activities	(1)	(201)
Net partner (receivable) payable for joint operation leases at end of year	$ 30	$ 42